Form N-1A Cover	Nov. 30, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	MFS SERIES TRUST II
Entity Central Index Key	0000798250
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
Prospectus Date	Mar. 28, 2025